Other Income (Expense) (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Other Income and Expenses [Abstract]
(Accrual for) reduction of loss contingency related to legal proceedings (Footnote 8)									$ 0	$ (5,000)	$ 1,168
Recovery of INOVA bad debts									0	844	3,983
Loss on bond exchange									0	0	(2,182)
Other income (expense)									(436)	211	(1,619)
Total other income (expense), net	$ 180	$ 91	$ 84	$ (791)	$ 209	$ 722	$ 192	$ (5,068)	$ (436)	$ (3,945)	$ 1,350